TL SA-2
TL SAA-2
                         SUPPLEMENT DATED APRIL 14, 2006
                               TO THE STATEMENT OF
                            ADDITIONAL INFORMATION OF
                              TEMPLETON FUNDS, INC.
                           (TEMPLETON FOREIGN FUND AND
                              TEMPLETON WORLD FUND)
                              DATED JANUARY 1, 2006

The Statement of Additional Information is amended as follows:

I. The table under the section "OWNERSHIP OF FUND SHARES" as it applies to Jeff Everett is revised as follows:

                        DOLLAR RANGE
                        OF FUND SHARES
PORTFOLIO MANAGER       BENEFICIALLY OWNED
--------------------------------------------
 Jeff Everett             Foreign Fund
                        $1.00 - $10,000
                          World Fund
                        $100,001 - $500,000


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE